UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                811-22466

                  GAI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
 401 South Tryon Street
                                     Charlotte, NC  28202
 (Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
 J9201-210
200 Berkeley Street
                          Boston, MA  02116
  (Name and address of agent for service)

Registrant's telephone number, including area code:   (866) 440-7460

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAI Agility Income Fund

Financial Statements as of and for the
 Six Month Period Ended March 31, 2016

GAI Agility Income Fund

GAI Agility Income Fund Schedule of Investments (unaudited) As of March 31, 2016

Strategy	Investments	Shares	Cost	Fair Value
Investment Funds - 86.94% Exchange Traded Funds - 3.65% Equity - 3.65%
	Vanguard Global ex-U.S. Real Estate Index Fund	236,396	$12,913,503	$12,649,550
Mutual Funds - 32.02%
Equity - 14.67%
	Lazard Global Listed Infrastructure Portfolio	1,565,323	21,888,328	21,977,142
	Transamerica Dividend Focused Fund	2,671,565	33,695,232	28,879,618
				50,856,760
Fixed Income - 17.35%
	Federated Bond Fund	1,352,207	12,653,653	12,075,212
	GMO Emerging Country Debt Fund	2,929,772	27,114,942	26,514,437
	Harbor High-Yield Bond Fund	2,266,777	23,333,256	21,534,382
				60,124,031
Offshore Funds - 51.27%
Fixed Income - 48.11%
	Arrowpoint Income Opportunity Fund QP, Ltd.	21,869	21,311,371	21,889,074
	Beach Point Dynamic Income Offshore Fund Ltd.	35,849	38,789,708	43,229,995
	Good Hill Overseas Fund Ltd	31,478	32,433,892	35,207,043
	Halcyon Senior Loan Fund I Offshore Ltd.	25,664	26,077,011	24,225,393
	Melody Special Situations Offshore Credit Fund
	L.P.	11,766	11,765,856	11,869,766
	Serengeti Segregated Portfolio Company, Ltd.		28,153,350	30,331,101
				166,752,372
Reinsurance - 3.16%
	Aeolus Property Catastrophe Keystone PF Fund
	L.P.	10,000	10,000,000	10,160,991
	AQR Re Holding Ltd.	809	754,448	812,477
				10,973,468
Investments in Securities - 8.64% Common Stock - 8.64%
	Abbott Laboratories	7,193	301,204	300,883
	AbbVie Inc.	23,653	1,353,360	1,351,059
	Alliant Energy Corp.	18,246	1,349,346	1,355,313
	Analog Devices Inc.	5,069	300,152	300,034
	Coach Inc.	7,431	298,974	297,909
	CSX Corp.	11,392	295,318	293,344

The accompanying notes are an integral part of these financial statements

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of March 31, 2016

Strategy	Investments	Shares	Cost	Fair Value
Investments in Securities - 8.64% (continued) Common Stock - 8.64% (continued)
	Cummins Inc.	12,334	1,352,662	1,356,000
	Darden Restaurants Inc.	20,249	1,341,731	1,342,509
	General Electric Co.	42,356	1,354,117	1,346,497
	General Motors Co.	43,504	1,363,370	1,367,331
	Genuine Parts Co.	13,602	1,350,707	1,351,495
	Intel Corp.	41,217	1,340,376	1,333,370
	Johnson & Johnson	12,371	1,341,528	1,338,542
	KAR Auction Services Inc.	35,302	1,349,068	1,346,418
	Linear Technology Corp.	23,417	1,044,826	1,043,461
	Microchip Technology Inc.	6,134	297,511	295,659
	Microsoft Corp.	5,442	301,028	300,562
	Mosaic Co/The	10,654	294,003	287,658
	National Instruments Corp.	45,136	1,358,755	1,359,045
	NetApp Inc.	11,238	305,374	306,685
	Nucor Corp.	6,202	295,068	293,355
	Packaging Corp. of America	5,040	304,425	304,416
	PepsiCo Inc.	13,129	1,351,207	1,345,460
	PG&E Corp.	22,682	1,351,905	1,354,569
	Public Service Enterprise Group Inc.	28,969	1,362,224	1,365,599
	QUALCOMM Inc.	5,876	300,992	300,499
	RPM International Inc.	6,329	298,773	299,551
	Scotts Miracle-Gro Co/The	4,040	296,237	293,991
	Sonoco Products Co.	24,608	1,196,455	1,195,211
	Sysco Corp.	28,913	1,352,195	1,351,104
	Target Corp.	16,127	1,327,533	1,326,929
	Union Pacific Corp.	3,719	295,247	295,846
	Valero Energy Corp.	4,683	300,670	300,368
	Wal-Mart Stores Inc.	19,596	1,348,367	1,342,130
	Xilinx Inc.	6,259	298,008	296,864
				29,939,666
Total Investments (Cost $330,857,266**) - 95.58%				331,295,847
Other Assets and Liabilities, net - 4.42%				15,332,956
Net Assets - 100.00%				$346,628,803

Percentages shown are stated as a percentage of net assets as of March 31, 2016.

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund
Schedule of Investments (unaudited) (continued)
As of March 31, 2016

**	The cost and unrealized appreciation/(depreciation) of investments as of March 31, 2016, as computed for federal tax purposes, were as follows:

Aggregate cost	$342,876,942

Gross unrealized appreciation	$1,528,168
Gross unrealized depreciation	(13,109,263)
Net unrealized depreciation	$(11,581,095)

Investments by Strategy (as a percentage of total investments)
Investment Funds
Exchange Traded Funds
Equity	3.82%
Mutual Funds
Fixed Income	18.15
Equity	15.35
Total Mutual Funds	33.50
Offshore Funds
Fixed Income	50.33
Reinsurance	3.31
Total Offshore Funds	53.64
Investments in Securities
Common Stock	9.04
100.00%

  Equity Swaps Outstanding as of March 31, 2016:
Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value
Credit Suisse International	The Cushing 30 MLP Index	Buy	1-month USD- LIBOR_BBA	Pay	04/01/2016	$27,117,758	$(13,871,239)
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds effective	Pay	04/11/2016	22,013,303	(11,869,454)
							$(25,740,693)

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund
Schedule of Investments (unaudited) (continued)
As of March 31, 2016

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the six months ended March 31, 2016 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$(1,627,146)
Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments Recognized in Income on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$$202,887

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund
Statement of Assets, Liabilities and Net Assets (unaudited)
As of March 31, 2016

Assets

Investments in Investment Funds, at fair value (cost - $300,884,550)	$301,356,181
Investments in securities, at fair value (cost - $29,972,716)	29,939,666
Cash and cash equivalents	35,263,920
Due from broker	40,065,399
Receivable for investments in Investment Funds sold	28,535,171
Income receivable on equity swaps	1,157,923
Dividends receivable	249,877
Interest receivable	3,279
Other prepaid assets	80,287
Total assets	436,651,703

Liabilities

Payable for Investments in Securities purchased	30,222,593
Tenders payable	29,890,239
Unrealized depreciation on equity swaps	25,740,693
Distribution payable	2,004,000
Subscriptions received in advance	1,415,000
Management fee payable	345,545
Interest payable on equity swaps	72,931
Investor Distribution and Servicing Fees payable	67,167
Accrued expenses and other liabilities	264,732
Total liabilities	90,022,900

Net Assets

Total net assets	$346,628,803

Net Assets consist of:

Paid-in capital	$393,680,653
Undistributed net investment loss	(10,075,052)
Accumulated net realized gain/(loss) on investments	(11,674,686)
Net unrealized appreciation/(depreciation) on investments	(25,302,112)
Retained deficit	(47,051,850)
Total net assets	$346,628,803

Net Assets per Share

GAI Agility Income Fund Class I (324,328.857 Shares outstanding)	$946.00
GAI Agility Income Fund Class A (42,857.322 Shares outstanding)	$928.96

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund
Statement of Operations (unaudited)
For the Six Month Period Ended March 31, 2016

Investment Income

Dividend income	$8,649,111
Interest	7,071
Total investment income	8,656,182

Fund Expenses

Management fee	2,180,831
Administrative and custodian fees	263,654
Professional fees	154,208
Investor Distribution and Servicing fee	147,551
Fund Board fees and expenses	28,934
Other operating expenses	148,450
Total operating expenses	2,923,628
Interest expense	451,908
Total expenses	3,375,536
Net investment income	5,280,646

Net Realized and Unrealized Gain/(Loss) on Investments

Net realized gain/(loss) from investments in Investment Funds	(15,238,721)
Net realized gain/(loss) on distributions from investments in Investment Funds	6,793,681
Net realized gain/(loss) on equity swaps	(1,627,146)
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	3,703,392
Net change in unrealized appreciation/(depreciation) from investments in securities	(33,050)
Net change in unrealized appreciation/(depreciation) from equity swaps	202,887
Total net realized and unrealized gain/(loss) from investments	(6,198,957)
Net decrease in net assets resulting from operations	$(918,311)

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund
Statements of Changes in Net Assets

Net increase/(decrease) in net assets	For the Six Month Period Ended March 31, 2016 (unaudited)	For the Year Ended September 30, 2015
Operations

Net investment income	$5,280,646	$4,939,236
Net realized gain/(loss) on investments in Investment Funds	(15,238,721)	3,304,327
Net realized gain/(loss) on distributions from investments in Investment
Funds	6,793,681	5,713,980
Net realized gain/(loss) on equity swaps	(1,627,146)	2,005,429
Net change in unrealized appreciation/(depreciation) from investments in
Investment Funds	3,703,392	(20,701,538)
Net change in unrealized appreciation/(depreciation) from investments in securities	(33,050)	–
Net change in unrealized appreciation/(depreciation) from equity swaps	202,887	(28,208,033)
Net decrease in net assets resulting from operations	(918,311)	(32,946,599)

Distributions to Shareholders

Distribution of net investment income	(5,120,777)	(6,834,444)
Distribution of net realized capital gains	(3,665,911)	(12,706,943)
Distribution to Shareholders	(8,786,688)	(19,541,387)

Capital Transactions

Issuance of shares	15,594,000	115,122,500
Reinvestment of distributions	3,056,051	5,849,584
Shares tendered	(75,382,526)	(84,253,349)
Early withdrawal fees	108,168	73,397
Increase/(decrease) in net assets derived from capital transactions	(56,624,307)	36,792,132

Net Assets

Total decrease in net assets	(66,329,306)	(15,695,854)
Beginning of period	412,958,109	428,653,963
End of period	$346,628,803	$412,958,109

Undistributed net investment loss	$(10,075,052)	$(10,234,921)

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund
Statement of Cash Flows (unaudited)
For the Six Month Period Ended March 31, 2016

Cash Provided by Operating Activities

Net decrease in net assets resulting from operations	$(918,311)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments in Investment Funds	(72,603,373)
Purchases of investments in securities	(29,972,716)
Proceeds from sales of investments in Investment Funds	92,330,443
Net realized (gain)/loss from investments in Investment Funds	15,238,721
Net change in unrealized (appreciation)/depreciation on investments in Investment Funds	(3,703,392)
Net change in unrealized (appreciation)/depreciation on investments in securities	33,050
Net change in unrealized (appreciation)/depreciation on equity swaps	(202,887)
Decrease in due from broker	4,750,000
Decrease in receivable for investments in Investment Funds sold	154,150
Increase in income receivable on equity swaps	(1,157,923)
Increase in dividends receivable	(214,405)
Increase in other prepaid assets	(48,437)
Increase in Interest receivable	(3,279)
Decrease in management fee payable	(67,611)
Increase in interest payable on equity swaps	6,660
Decrease in Investor Distribution and Servicing Fees payable	(6,098)
Decrease in Fund Board fees and expenses payable	(1,727)
Increase in payable for investments in Securities purchased	30,222,593
Increase in accrued expenses and other liabilities	70,242

Net cash provided by operating activities	33,905,700

Cash Used in Financing Activities

Proceeds from issuance of shares (net of change in subscriptions received in advance of $(1,920,000))	13,674,000
Distributions paid (net of change in distribution payable of $(2,737,000))	(8,467,637)
Payments for shares tendered (net of change in payable for tenders of $(4,888,250))	(80,270,776)
Early withdrawal fees	108,168
Net cash used in financing activities	(74,956,245)

Cash and Cash Equivalents

Net decrease in cash and cash equivalents	(41,050,545)
Cash and cash equivalents at beginning of period	76,314,465
Cash and cash equivalents at end of period	$35,263,920

Supplemental Disclosure of Non-Cash Flow Information

Cash paid during the period for interest expense	$445,248
Reinvestment of distributions	$3,056,051
Non-cash transfer of investment in Investment Funds	$25,205,802

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund
Financial Highlights

	Class I

	For the Six Month Period Ended March 31, 2016 (unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011
Per Share operating performance: (For Shares outstanding throughout the year) Net asset value per Share, beginning of year	$967.22		$1,082.51	$1,045.90	$1,050.72	$974.53	$1,000.00

Income/(loss) from investment operations: Net investment income	13.11		11.97	6.79	13.30	11.41	4.08
Net realized and unrealized gain/(loss) from investments(a)	(13.85)		(82.83)	78.26	39.89	103.15	3.98
Total income/(loss) from investment operations	(0.74)		(70.86)	85.05	53.19	114.56	8.06
Less: Distribution of net invesment income to Shareholders	(12.14)		(14.98)	(30.65)	(45.85)	(37.97)	(32.32)
Distribution of net realized capital gains to Shareholders	(8.34)		(29.45)	(17.79)	(12.16)	(0.40)	(1.21)
Total distributions to Shareholders	(20.48)		(44.43)	(48.44)	(58.01)	(38.37)	(33.53)

Net asset value per Share, end of year	$946.00		$967.22	$1,082.51	$1,045.90	$1,050.72	$974.53

Total return (b) (d)	(0.07% )		(6.74% )	8.23%	5.17%	11.89%	0.72%

Ratios to average net assets: Expenses (e)	1.63%	(c)	1.67%	1.67%	1.55%	1.62%	2.22%
Net investment income (e)	2.73%	(c)	1.12%	0.59%	0.55%	1.10%	0.49%
Net Assets, end of year (in thousands)	$306,816		$359,277	$379,765	$280,834	$227,284	$177,408

Portfolio turnover rate	27.07%		36.53%	37.67%	42.31%	6.46%	15.85%

(a)
The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

(b)	Not annualized
(c)	Annualized
(d)	The total return calculation assumes reinvestment of all distributions.
(e)	The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund

Financial Highlights (continued)

	Class A

	For the Six Month Period Ended March 31, 2016 (unaudited)		For the Year Ended September 30, 2015	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the period from December 1, 2011(a) to September 30, 2012
Per Share operating performance: (For Shares outstanding throughout the year) Net asset value per Share, beginning of year	$952.94		$1,072.60	$1,040.20	$1,046.32	$1,000.00

Income/(loss) from investment operations: Net investment income	10.15		6.48	3.06	12.17	10.02
Net realized and unrealized gain/(loss) from investments(b)	(13.64)		(81.71)	77.78	39.72	74.67
Total income/(loss) from investment operations	(3.49)		(75.23)	80.84	51.89	84.69
Less: Distribution of net invesment income to Shareholders	(12.14)		(14.98)	(30.65)	(45.85)	(37.97)
Distribution of net realized capital gains to Shareholders	(8.34)		(29.45)	(17.79)	(12.16)	(0.40)
Total distributions to Shareholders	(20.48)		(44.43)	(48.44)	(58.01)	(38.37)

Net asset value per Share, end of year	$928.97		$952.94	$1,072.60	$1,040.20	$1,046.32

Total return (f)	(0.36% )	(c)	(7.22% )	7.86%	5.06%	8.60%	(c)

Ratios to average net assets: Expenses (e)	1.63%	(d)	2.18%	2.02%	1.67%	1.58%	(c)
Net investment income (e)	2.16%	(d)	0.62%	0.22%	0.33%	1.04%	(c)
Net Assets, end of year (in thousands)	$39,813		$53,681	$48,889	$34,511	$9,480

Portfolio turnover rate	27.07%		36.53%	37.67%	42.31%	6.46%

(a)	Inception date.
(b)
The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

(c)	Not Annualized.
(d)	Annualized.
(e)	The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(f)	The total return calculation assumes reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

GAI Agility Income Fund Notes to Financial Statements (unaudited) March 31, 2016
1.  Organization
GAI Agility Income Fund (the "Fund"), a Delaware business trust, has been registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), since September 1, 2010. Wells Fargo Investment Institute, Inc. ("WFII") (the "Adviser"), a North Carolina corporation, serves as the investment advisor to the Fund. The Adviser's Global Alternative Investments ("GAI") division is responsible for managing the Fund under the advisory agreement. The Adviser has retained Perella Weinberg Partners Capital Management LP, a Delaware limited partnership, to act as the subadviser to the Fund (the "Subadviser"). The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund's investment program.
The principal investment objective of the Fund is to seek investment returns over various market cycles, with a majority of such returns derived from income. The Fund also seeks, over time, to preserve the "real purchasing power" of an investment in the Fund through capital appreciation of the Fund's investments in an amount that is equal to or exceeds the rate of inflation (as measured by the consumer price index).
The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds and exchange traded products (collectively, "Investment Funds"). Exchange traded products may include exchange traded funds ("ETFs"), as well as commodity pools and other commodity-based vehicles that seek to track a commodity index or benchmark and are traded on an exchange. The Fund may also invest in exchange traded notes ("ETNs"), or invest its assets directly. Direct investments may include, among others, securities and other investments that are expected to generate income, as well as non-income oriented securities and investments, such as swaps or other types of derivatives for investment, hedging, risk management or other purposes. The Subadviser may cause the Fund to maintain such cash holdings as the Subadviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund's assets. There can be no assurance that the Fund's investment objective will be achieved or that the Fund will not incur losses.
The Fund's Board of Trustees (the "Fund Board") provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund's business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.
2.  Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States ("GAAP"). The accompanying financial statements of the Fund are stated in U.S. dollars.
The Fund is considered to be an investment company in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services – Investment Companies ("FASB ASC 946"), and is following the accounting and reporting guidance found within FASB ASC 946.

GAI Agility Income Fund
Notes to Financial Statements (unaudited) (continued)
March 31, 2016

(a) Valuation of investments – The Fund values its investments in Investment Funds that are publicly traded on an active exchange or that prepare and publish a daily net asset value per share ("Mutual Funds"), Investments in Securities, and its investments in private Investment Funds ("Offshore Funds") at fair value in accordance with procedures established in good faith by the Fund Board. The fair value of Mutual Funds and Investments in Securities are based on quoted market prices at the close of trading on the active exchanges on which the Mutual Funds and Investments in Securities are traded on the reporting date.
The fair value of the Offshore Funds ordinarily will be the value of an interest in an Offshore Fund determined by the investment manager of the Offshore Fund in accordance with the policies established by the Offshore Fund, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive this amount from the Offshore Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Due to the nature of the investments held by the Offshore Funds, changes in market conditions and the economic environment may significantly impact the value of the Offshore Funds and the fair value of the Fund's interests in the Offshore Funds. Furthermore, changes to the liquidity provisions of the Offshore Funds may significantly impact the fair value of the Fund’s interests in the Offshore Funds. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Offshore Fund's reported valuation does not represent fair value. If it is determined that the Offshore Fund's reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. During the six month period ended March 31, 2016, no such adjustments were deemed necessary by the Adviser. In addition, the Fund may not have an Offshore Fund's reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an Offshore Fund based on any relevant information available at the time. The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.
Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment. A description of each investment in the Fund by strategy can be found in the tables within the Schedule of Investments.

ASU 2015-07 eliminates the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient. Reporting entities must provide sufficient information to enable users to reconcile total investments in the fair value hierarchy and total investments measured at fair value in the Statement of Assets, Liabilities, and Net Assets. Additionally, the scope of current disclosure requirements for investments eligible to be measured at NAV will be limited to investments to which the practical expedient is applied.

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

(b)  Valuation of derivatives – The Fund has equity swaps outstanding at March 31, 2016. The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

(c)  Income taxes – The Fund elects to be treated as, and qualifies as, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of March 31, 2016.

At March 31, 2016, the Fund did not have any estimated net capital loss carryforwards.

The Fund's income and federal excise tax returns and all financial records supporting the 2013, 2014 and 2015 returns are subject to examination by the federal and Delaware revenue authorities.

(d)  Security transactions and investment income – The Fund's transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund's transactions are determined on a first-in first-out basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund will indirectly bear a portion of the Investment Funds' income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund's financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations or in the Financial Highlights.

(e)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(f)  Distributions – The Fund intends to make regular quarterly distributions to shareholders ("Shareholders") sourced from the Fund's amount available for distribution consisting of the Fund's dividend income, and net realized and unrealized gains on investments, after accounting for Fund expenses. All distributions will be paid to Shareholders and automatically reinvested pursuant to the Fund's Dividend Reinvestment Plan ("DRP") unless a Shareholder has elected not to participate in the DRP. An election by a Shareholder not to participate in the DRP, and to receive all income distributions and/or capital gain distributions, if any, directly rather than having such distribution reinvested in the Fund, must be made by indicating such election in the Shareholder's subscription agreement or by notice to a Shareholder's intermediary (who should be directed to provide notice to the Fund), if applicable, or the Fund's administrator.

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

Distributions to Shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(g)  Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

(h)  Fund expenses – The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

(i)  Expense limitation agreement – Through December 31, 2016, the Adviser has contractually agreed to limit the Fund's total annualized ordinary fund-wide operating expenses to 2.10%. Shares designated as Class I ("Class I Shares") have no class-specific expenses. Shares designated as Class A ("Class A Shares") will pay (in addition to up to 2.10% in fund-wide expenses) an additional annualized amount of up to 0.75% (the "Investor Distribution and Servicing Fee"), for a total of up to 2.85%. Ordinary fund-wide operating expenses exclude the Fund's borrowing and other investment-related costs, Investment Fund and investment manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and the Investor Distribution and Servicing Fee. Ordinary fund-wide operating expenses include the Fund's management fee, start-up, offering and organizational expenses.

The Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund's ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Shares) fall below the annualized rate of 2.10% per year. The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. As of March 31, 2016, there was no amount subject to recoupment by March 31, 2019. As of March 31, 2016, there were no expenses reimbursable by the Adviser.

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

(j)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the "Administrator") serves as the Administrator to the Fund. Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated based upon the Fund's beginning of the month's net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the "Custodian") serves as the Custodian to the Fund. Under an agreement made between the Custodian and the Fund, 0.02% per annum is paid to the Custodian based on gross assets at the end of each month.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

3.  Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the period are disclosed in the Statement of Operations unless otherwise stated and include the following:

(a)  Investor Distribution and Servicing Fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Global Alternative Investment Services, Inc. (the "Placement Agent"), the Placement Agent is authorized to retain brokers, dealers and certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Shareholders purchasing Shares that are their customers.

The Fund pays an Investor Distribution and Servicing Fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent's ongoing investor servicing. Pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares. Class I Shares are not subject to the Investor Distribution and Servicing Fee.

For the six month period ended March 31, 2016, the Fund expensed Investor Distribution and Servicing Fees of $147,551. As of March 31, 2016, there were $67,167 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b)  Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Shareholder (the "Class A Share Placement Fee"). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Shareholder's investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Shareholder's investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Shareholder's "Immediate Family Members" (as defined in the Fund's subscription agreement). The Shareholder must indicate in the subscription agreement who such "Immediate Family Members" are and the amounts of their investments.

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Shareholder and is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six month period ended March 31, 2016, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Shareholders upon subscription into the Fund were $30,480.
(c)  Investment advisory fees – Amounts paid, and payable, to the Adviser for the six month period ended March 31, 2016 are disclosed in Note 4.
(d)  Fund Board fees and expenses – As of March 31, 2016, there were no amounts payable to the Fund Board. For the six month period ended March 31, 2016, the Fund paid Fund Board fees, including out of pocket expenses, of $28,934.
4.  Investment Advisory Agreement
The Adviser is registered with the SEC as an investment adviser under the Advisers Act. The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach. The Adviser is registered with the Commodity Futures Trading Commission ("CFTC") as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA"). Although the Adviser is registered as a CPO it intends to rely on the no-action relief afforded by CFTC Staff Letter No. 12-38 and the exception from CPO registration in CFTC Regulation 4.5. Therefore, the Adviser is not required to deliver a CFTC disclosure document to the Fund’s investors, nor is it required to provide Fund investors certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of March 31, 2016, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Additional CFTC regulation (or a decision to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.
In addition, the CFTC, in consultation with other federal regulators, has proposed margin requirements for uncleared swap transactions. If adopted, the proposed requirements could increase the amount of margin necessary to conduct uncleared swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. The proposed rule may also affect the ability of the Fund to use swap agreements to implement the Fund’s investment strategy and may substantially increase regulatory compliance costs for the Adviser and the Fund. As of March 31, 2016, the actual margin requirements and ultimate impact of the rule proposals on the Fund are uncertain.

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

Pursuant to the terms of the advisory agreement between the Fund and the Adviser, the Adviser is responsible for selecting an investment subadviser to manage the Fund’s assets and to monitor such management of the Fund’s assets in accordance with the Fund’s investment objective and related investment policies. Subject to the approval of the Fund’s Board, the Adviser may elect to manage the Fund’s investments and determine the composition of the assets of the Fund. The Adviser, in conjunction with the Subadviser, develops, monitors and modifies, as necessary, the Fund’s expectations as to the range of, and target allocations to, general investment strategies to be utilized by the Investment Funds selected by the Subadviser. The Adviser closely monitors the Subadviser on a daily, monthly, quarterly, and annual basis and reviews monthly and quarterly compliance questionnaires and certifications provided by the Subadviser pursuant to the terms of the subadvisory agreement between the Fund, the Adviser and the Subadviser. Adviser personnel periodically visit the Subadviser to perform onsite due diligence on the Subadviser’s business operations, regulatory compliance and advisory services, and the Adviser reports the results of each visit to the Fund Board.
The Adviser performs additional services under the terms of the advisory agreement between the Fund and the Adviser, including but not limited to: (i) reviewing and reporting to the Board on the performance of the Subadviser, (ii) providing office space and all necessary office facilities and equipment to perform its duties under the Advisory Agreement, (iii) permitting individuals who are directors, officers or employees of the Adviser to serve as a Manager or officer of the Fund without cost to the Fund, (iv) furnishing personnel (either as officers of the Fund or otherwise) to exercise oversight of and/or to conduct Fund operations and compliance and to monitor the services provided to the Fund by other service providers, including legal, accounting, administrative, transfer agency, audit, custody and other non-investment related services, and (v) furnishing to, or placing at the disposal of the Fund, such information, reports, valuations, analyses and opinions as the Fund Board may reasonably request or as the Adviser deems helpful to the Fund Board. With the approval of the Fund Board, the Adviser may elect to manage the Fund’s investments and determine the composition of the assets of the Fund.
Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for implementing a continuous investment program for the assets of the Fund, monitoring of the investment activities and holdings of the Fund, and for the selection of Investment Funds as well as direct investments of the Fund, in consultation with the Adviser.
The Fund accrues and pays the Adviser each month a fee ("Management Fee") equal to one-twelfth of 1.10% of the aggregate net asset value of outstanding Shares of the Fund calculated as of the last day of each month (before any repurchases of Shares). The Management Fee incurred by the Fund for the six month period ended March 31, 2016 was $2,180,831. As of March 31, 2016, the Management Fee payable to the Adviser was $345,545. The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

5.  Investment Fund Transactions
Purchases of investments in Investment Funds and purchases of Investment in Securities for the six month period ended March 31, 2016 were $72,603,373 and $29,972,716 respectively. Proceeds from sales of investments in Investment Funds for the six month period ended March 31, 2016 were $92,330,443.
6.  Derivative Transactions
The Fund enters into derivative contracts either in an opportunistic, directional (long or short) capacity or as a risk management tool to hedge the Fund's currency, interest rate, credit, equity or commodity risk. All derivative contracts must be fully backed by cash positions and may be over-the-counter and/or exchanged traded. Such derivative contracts may include forwards, futures, options, warrants and swaps.
Forwards are a tailored contract between two parties, where payment takes place at a specific time in the future at today's pre-determined price. Futures are contracts to buy or sell an asset on or before a future date at a price specified today. Options are contracts that give the owner the right, but not the obligation, to buy or sell an asset. The price at which the buy or sale takes place is known as the strike price, and is specified at the time the parties enter into the option. The option contract also specifies a maturity date. Warrants are long dated options, usually longer than one year, which are traded OTC. Swaps are agreements to exchange cash flows on or before a specified future date based on the underlying value of currency exchange rates, bonds/interest rates, commodities exchange, equities, indices or other assets. As of March 31, 2016, the Fund had entered into swap agreements with Credit Suisse International and Morgan Stanley Capital Services, Inc.
The monthly average notional value of equity swaps was $83,470,328 for the six month period ended March 31, 2016.
The Fund's derivatives are not considered to be hedging instruments under GAAP and, therefore, the Fund accounts for derivatives at fair value on the Statement of Assets, Liabilities and Net Assets. As of March 31, 2016, the unrealized appreciation/depreciation on equity swaps recorded on the Statement of Assets, Liabilities and Net Assets was $(25,740,693). The value of the swaps are marked to market on a daily basis based on quotations from an independent pricing service and any change in value is recorded as net change in unrealized appreciation/(depreciation) in the Statement of Operations. As of March 31, 2016, the net change in unrealized appreciation/(depreciation) from equity swaps was $202,887.
Under the terms of the aforementioned swap agreement, the swaps reset on a set date at which point any unrealized gains and losses are realized in the Statement of Operations. For the six month period ended March 31, 2016, the net realized gain/(loss) on equity swaps was $(1,627,146).

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

The following table presents derivative assets and liabilities net of amounts available for offset under a master netting arrangement and, as applicable, the related collateral and potential loss exposure to the Fund as of March 31, 2016.
		Gross Amounts Presented on Statement of Assets, Liabilities and Net Assets
Counterparty	Form of Master Netting Agreement	Value of Asset	Value of Liability	Net Amount Due (to)/from Counterparty	Collateral Pledged (Received) by Fund	Loss Exposure, After Collateral (not less than $0)
Credit Suisse International	ISDA	$–	$(13,871,239)	$(13,871,239)	$22,325,399	$8,454,160
Morgan Stanley Capital Services Inc.	ISDA	–	(11,869,454)	(11,869,454)	17,740,000	5,870,546
Total		$–	$(25,740,693)	$(25,740,693)	$40,065,399	$14,324,706
7.  Investments in Investment Funds
The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Investment Funds' portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Fund investment managers.
Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund's proportionate share exceeds 5% of the Fund's net assets as of March 31, 2016.
The following table summarizes the Fund's investments in the Investment Funds as of March 31, 2016, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund will pay the investment manager of the Investment Fund a management fee. The fee rate varies and ranges from 0.24% to 1.75% per annum of the net asset value of that Investment Fund. Additionally, the investment manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 0% to 20% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.
Investments in Investment Funds	% of Fund's Total Investments Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location

Beach Point Dynamic Income Offshore Fund Ltd.	14.3%	$43,229,995	$1,073,932	$—	Monthly	Cayman Islands
Good Hill Overseas Fund Ltd	11.7	35,207,043	(909,187)	582,802	Quarterly	Cayman Islands
Serengeti Segregated Portfolio Company, Ltd.	10.1	30,331,101	93,306	319,537	Quarterly	Cayman Islands
Transamerica Dividend Focused Fund	9.6	28,879,618	(1,059,621)	(3,180,110)	Daily	United States
GMO Emerging Country Debt Fund	8.8	26,514,437	301,605	(791,906)	Daily	United States
Halcyon Senior Loan Fund I Offshore Ltd.	8.0	24,225,393	(2,240,908)	(404,354)	Monthly	Cayman Islands

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

Investments in Investment Funds	% of Fund's Total Investments Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
Lazard Global Listed Infrastructure Portfolio	7.3%	$21,977,142	$(189,845)	$—	Daily	United States
Arrowpoint Income Opportunity Fund QP, Ltd.	7.3	21,889,074	(1,372,546)	105,569	Monthly	Cayman Islands
Harbor High-Yield Bond Fund	7.1	21,534,382	(271,965)	—	Daily	United States
Vanguard Global ex-U.S. Real Estate Index Fund	4.2	12,649,550	390,141	291,497	Daily	United States
Federated Bond Fund	4.0	12,075,212	44,094	(516,873)	Daily	United States
Melody Special Situations Offshore Credit Fund L.P.	3.9	11,869,766	103,910	—	Annually	Cayman Islands
Aeolus Property Catastrophe Keystone PF Fund L.P.	3.4	10,160,991	160,991	—	Semi-Annually	Bermuda
AQR Re Holding Ltd.	0.3	812,477	(58,291)	59,010	In Liquidation	United States
BlackGold Opportunity Offshore Fund Ltd.	—	—	3,990,794	(8,464,828)	Quarterly	Cayman Islands
Stone Harbor Emerging Market Debt Fund	—	—	2,062,168	(1,664,106)	Daily	United States
Stone Harbor Local Market Fund	—	—	1,584,814	(1,591,239)	Daily	United States
York Total Return Unit Trust	—	—	—	16,280	Quarterly	Cayman Islands
Total Investments in Investment Funds	100.0%	$301,356,181	$3,703,392	$(15,238,721)

* Subject to the terms of the offering memorandums of the Investment Funds.
While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Offshore Funds. No such restrictions were in place as of or during the six month period ended March 31, 2016. The Fund had $8,234,144 unfunded capital commitments as of March 31, 2016.
The following is a summary of the investment strategies of the Investment Funds held in the Fund as of March 31, 2016:
Diversified/Multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.
Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.
Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.
Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

GAI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2016

8.  Fair Value Measurements
The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:
●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.
Investments in Mutual Funds and Investments in Securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments and other financial instruments as of March 31, 2016 is as follows:
Description	Total Fair Value at March 31, 2016	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Investments Funds
Exchange Traded Funds
Equity	$12,649,550	$12,649,550	$–	$–
Mutual Funds
Equity	50,856,760	50,856,760	–	–
Fixed Income	60,124,031	60,124,031	–	–
Offshore Funds (1)	177,725,840	–	–	–
Investments in Securities Common Stock	29,939,666	29,939,666	–	–
Liabilities
Equity Swaps Index	(25,740,693)	–	(25,740,693)	–
Total Investments	$305,555,154	$153,570,007	$(25,740,693)	$–

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets, Liabilities and Net Assets.

GAI Agility Income Fund
Notes to Financial Statements (unaudited) (continued)
March 31, 2016

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between any of the levels during the six month periods ended March 31, 2016.
9.  Capital Share Transactions
The Fund offers two separate classes of Shares, Class I Shares and Class A Shares, to investors eligible to invest in the Fund.
The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees. The Fund Board may discontinue accepting subscriptions at any time.
To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion. The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Shares from Shareholders quarterly. If the interval between the date of purchase of Shares and repurchase of Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee.
For the six month period ended March 31, 2016, transactions in the Fund's Shares were as follows:

	Subscriptions (in Shares)	Subscriptions	Reinvestment of Distributions (in Shares)	Reinvestment of Distributions	Tenders (in Shares)	Tenders
Class I	14,593.602	$14,070,000	2,455.796	$2,342,232	(64,174.274)	$(60,656,693)
Class A	1,614.034	1,524,000	760.528	713,819	(15,849.716)	(14,725,833)
	16,207.636	$15,594,000	3,216.324	$3,056,051	(80,023.990)	$(75,382,526)

10.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as any such exposure would result from future  claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser's and Subadviser's experience, the Fund believes the risk of loss from these arrangements to be remote.
11.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

GAI Agility Income Fund
Notes to Financial Statements (unaudited) (continued)
March 31, 2016

12.  Federal Income Tax Information
Distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book-to-tax differences are either temporary or permanent in nature.
The tax character of distributions paid by the Fund and any reclassifications necessary relating to disallowed expenses, swaps gains (losses), redesignations of dividends and investments in mutual funds will be determined as of the Fund's fiscal year end of September 30.
13.  Subsequent Events
The Adviser has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no events that required disclosure other than those listed below.
Subsequent to period end, the Fund received additional subscriptions of $855,000.
On April 28, 2016, the Fund paid a distribution to its Shareholders of $2,004,000. Distributions payable to Shareholders are recorded as a liability in the Statement of Assets, Liabilities and Net Assets.

GAI Agility Income Fund

Supplemental Information (unaudited)

Tax Information
Certain dividends paid by the Fund may qualify for the corporate dividends received deduction. The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of September 30, 2016.
The Board of Trustees of the Fund
The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.
The Trustees of the Board (“Trustees”) are not required to hold Shares of the Fund. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.
The identity of the Trustees and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

GAI Agility Income Fund

Supplemental Information (unaudited) (continued)

Trustees
Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex (3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
Adam Taback* Age: 45	Trustee, President	Since 2010	Head of Global Alternative Investments and Senior Vice President, Wells Fargo Investment Institute, Inc., since 2014; President, Wells Fargo Investment Institute, Inc. (formerly known as Alternative Strategies Group, Inc.), 2003-2014; Deputy Chief Investment Officer, Wells Fargo Private Bank, since 2014; President, Wells Fargo Alternative Asset Management, LLC, 2011; President, Global Alternative Investment Services, Inc., since 2010; President, A.G. Edwards Capital, Inc., since 2008.	3
Chairman of the Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Chairman of the Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Director of Global Alternative Investment Services, Inc., since 2010; Director, A.G. Edwards Capital, Inc., since 2008; Director, Wells Fargo Investment Institute, Inc., 2005-2014.

James Dean Age: 60	Trustee	Since 2010	Executive Vice Chancellor and Provost, UNC at Chapel Hill, since 2013; Dean, Kenan-Flagler Business School, UNC at Chapel Hill, 1998-2013.	3
Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015.

James Dunn Age: 43	Trustee	Since 2010	Chief Executive Officer, Chief Investment Officer, Verger Capital Management LLC, since 2014; Treasurer, James Denmark Loan Fund, since 2013; Vice President, Chief Investment Officer, Wake Forest University, 2009-2014; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	3
Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Board Member, Milken Global Capital Markets Advisory Council, since 2009; Board Member, CAPTRUST Advisory Board, since 2011; Board Member, Ronald McDonald House of  Winston-Salem Advisory Board, since 2011; Board Member, CFA North Carolina Society’s Strategic Advisory Board, since 2012.

GAI Agility Income Fund

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
Stephen Golding Age: 67	Trustee	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010; Executive Vice President, Finance and Administration, Cornell University, 2005-2009.	3	Trustee, Washington College, since 2003; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Trustee, Wells College Board Member, 2012-2015.
James Hille Age: 53	Trustee	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Teachers Retirement System of Texas, 1995-2006.	3
Trustee, Employees Retirement System of Fort Worth, 2007-2011; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Communities Founda-tion of Texas, since 2012; Trustee, Trinity Valley School, since 2009; Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Board Member, Investment Advisory Board of the Texas State Treasury Safekeeping Trust Fund and the Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures, Inc., since 2012.

Jonathan Hook Age: 57	Trustee	Since 2010	Chief Investment Officer, Harry and Jeanette Weinberg Foundation, since 2014; Vice President, Chief Investment Officer, The Ohio State University, 2008-2014; Chief Investment Officer, Baylor University, 2001-2008.	3
Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
Dennis Schmal Age: 68	Trustee	Since 2011	Self-employed; Board Director and Consultant	3
Member of Board of Managers, GAI Aurora Opportunities Fund, LLC, since 2011; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2011; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, since 2008-2015; Director, Grail Advisors ETF Trust (5 Funds) 2009-2011; Director, AssetMark/ GuideMark/ Guide Path Mutual Funds, since 2006; Chairman of the Board of Directors of Pacific Metrics Corporation, 2005-2014; Director and Chairman of the Board, Sitoa Global, Inc., 2012-2013; Director, Varian Semiconductor Equipment Associates, 2004-2011; Director, Merriman Holdings, Inc., since 2003; Director, Owens Realty Mortgage Inc., since 2013; Trustee, Cambria ETF Funds, since 2013; Director, Blue Calypso Inc., since 2015; Director, North Bay Bancorp, 2006-2007.

 * Indicates an Interested Trustee.
(1)	As of March 31, 2016.

(2)
Each Trustee serves until death, retirement, resignation or removal from the Board. Any Trustee may be removed with or without cause, at any meeting of the Shareholders by a vote of the Shareholders owning at least two-thirds of the outstanding Shares.

(3)	The “Fund Complex” is currently comprised of three closed-end registered investment companies.

GAI Agility Income Fund
Supplemental Information (unaudited) (continued)

Principal Officers who are not Trustees:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 35	Treasurer	Since 2010
Manager of Global Alternative Investments Finance and Accounting, Wells Fargo Investment Institute, Inc., since 2007; Senior Analyst, Wells Fargo Investment Institute, Inc., 2006; Treasurer, Wells Fargo Alternative Asset Management, LLC, 2011; Senior Financial Analyst, Turbine, Inc.; 2003-2006.

Britta Patterson Age: 41	Secretary	Since 2010
Senior Vice President and Secretary, Wells Fargo Investment Institute, Inc., since 2008; Director and Chief Administrative Officer, AG Edwards Capital, Inc., since 2008; Director (2009-2014), Chief Administrative Officer (2005-2014), Wells Fargo Investment Institute, Inc.; Chief Administrative Officer, Senior Vice President, Wells Fargo Alternative Asset Management, LLC, 2011.

Jeffrey Minerva Age: 34	Assistant Treasurer	Since 2013
Senior Fund  Reporting Analyst, Wells Fargo Investment  Institute, Inc., since 2011; Audit Senior, Deloitte & Touche, LLP, 2007-2011; Audit Senior Associate, Deloitte & Touche, LLP, 2006-2007; Audit Associate, Deloitte & Touche, LLP, 2005-2006.

James Angelos Age: 68	Chief Compliance Officer	Since 2014
Chief Compliance Officer, Wells Fargo Investment Institute, Inc., since 2014; Chief Compliance Officer, A.G. Edwards Capital, Inc., since 2014; Senior Industry Consultant, Mainstay Capital Markets Consultants, Inc., 2013-2014; Surveillance Director, Financial Industry Regulatory Authority, 2011-2013; Vice President-Asset Management Compliance, Ameriprise Financial Services, 2007-2010.

Sean M. Nicolosi Age: 42	Chief Operating Officer	Since 2014
Director of Alternative Investment Operations, Wells Fargo Investment Institute, Inc., since 2014; Chief Operating Officer and Director, Global Alternative Investment Services, Inc., since 2014; Chief Operating Officer and Director, A.G. Edwards Capital, Inc., since 2014; Chief Operating Officer and Director, Wells Fargo Investment Institute, Inc., 2014; Vice President and Operations Manager, Wells Fargo Investment Institute, Inc., 2012-2014; Vice President and Senior Financial Reporting Manager, BNY Mellon Global Investment Services, 2011-2012; Administration Manager, Wells Fargo Investment Institute, Inc., 2005-2011.

(1)	As of March 31, 2016.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

GAI Agility Income Fund

Supplemental Information (unaudited) (continued)

Form N-Q Filings
The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0330.
Proxy Voting Policies
Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (866) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                    GAI Agility Income Fund

By (Signature and Title)*        /s/ Adam I. Taback
             Adam I. Taback, President
             (principal executive officer)

Date           6/3/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Adam I. Taback
             Adam I. Taback, President
             (principal executive officer)

Date            6/3/16

By (Signature and Title)*        /s/ Michael Roman
             Michael Roman, Treasurer
             (principal financial officer)

Date          6/3/16

* Print the name and title of each signing officer under his or her signature.